Warrant Liability (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Jul. 24, 2023	May 17, 2023	Apr. 20, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Change in fair value of warrants					$ (172,000)	$ (1,076,766)	$ 124,118
Net income (loss)				$ (9,437,000)	$ 1,658,000	5,269,854	(2,682,108)
Agex Therapeutics Inc [Member]
Change in fair value of warrants						35,000	225,000
Net income (loss)						(14,803,000)	(10,462,000)
Agex Therapeutics Inc [Member] | Continuing Operations [Member]
Net income (loss)		$ 2,000,000	$ 2,000,000
Agex Therapeutics Inc [Member] | Segment Continuing Operations One [Member]
Net income (loss)		4,000,000	4,000,000
Agex Therapeutics Inc [Member] | Segment Continuing Operations Two [Member]
Net income (loss)		$ 6,000,000	$ 6,000,000
Agex Therapeutics Inc [Member] | Lease Agreement [Member]
Lease and rental expense						844	$ 1,074
Agex Therapeutics Inc [Member] | Juvenescence [Member]
Loan funds						4,000,000
Agex Therapeutics Inc [Member] | Juvenescence Limited [Member]
Extinguishment of debt	$ 36,000,000
Warrant [Member] | Agex Therapeutics Inc [Member]
Secured debt						$ 15,160,000